PREPAYMENTS (Tables)	6 Months Ended
Jun. 30, 2021
PREPAYMENTS
Schedule of Prepayments
	June 30, 2021	December 31, 2020
Office furniture	$1,226,007	$-
Block chain software and annual fee	621,016	-
Software licenses fee and others	16,194	61,707
	$1,863,217	$61,707